Acquisitions (Details) - Schedule of excess purchase price amounts	Sep. 30, 2022 USD ($)
Denver Bodega, LLC [Member]
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Goodwill	$ 8,950
Trade Names & Trademarks	8,949
Know-How and Intellectual Property	107,392
Website	8,949
Customer Relationships	44,747
Excess purchase price	178,987
Orbit Media LLC [Member]
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Know-How and Intellectual Property	166,655
Excess purchase price	166,655
Brave Foods, LLC [Member]
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Goodwill	6,683
Trade Names & Trademarks	16,704
Know-How and Intellectual Property	16,704
Website	16,704
Customer Relationships	10,023
Excess purchase price	$ 66,818